Pension and Postretirement Plans (Assumed Health Care Cost Trend Rates) (Details 12) - Other Postretirement Benefits Plan [Member] $ in Thousands	12 Months Ended
Dec. 31, 2017 USD ($)
Defined Benefit Plan Disclosure [Line Items]
Benefit obligation at end of year, 1% Increase	$ 1,304
Benefit obligation at end of year, 1% Decrease	(1,194)
Service cost plus interest cost, 1% Increase	177
Service cost plus interest cost, 1% Decrease	$ (158)